Summary of Significant Accounting Policies - Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (457,158)	$ (388,096)	$ (321,572)	$ (234,289)
Lease liabilities, Finance leases		24,819	26,300
Finance lease right-of-use assets	21,947	23,492	25,552
Operating right-of-use assets	$ 738	769	897
Lease liabilities, Operating leases		$ 769	$ 900
Cumulative Effect Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit				(1,861)
Lease liabilities, Finance leases				27,600
Finance lease right-of-use assets				27,612
Operating right-of-use assets				923
Lease liabilities, Operating leases				900
ASU 2016-02 | Cumulative Effect Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit				$ 1,900